RELATED PARTY DISCLOSURES (Details Narrative) - USD ($) shares in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Statement [Line Items]
Rent And Promotion Services Expenses	$ 100,000	$ 100,000
Termination description	termination notices of 24 to 36 months
Expenses For Consulting	$ 300,000	100,000
Initial public offering		$ 1,700,000
Share Based Payments		333,333
Trade And Other Payables	7,401,000		$ 5,628,000
Ontario Inc.
Statement [Line Items]
Amount Owed To Related Parties	0		6,000
Forbes and Manhattan Inc.
Statement [Line Items]
Amount Owed To Related Parties	11,000		11,000
Ontario Corp.
Statement [Line Items]
Amount Owed To Related Parties	0
Number of Common Shares
Statement [Line Items]
Trade And Other Payables	$ 0.0		$ 100,000